Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2022
Accounting Policies [Abstract]
Basis of accounting	These unaudited consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”). These unaudited consolidated financial statements do not include all of the disclosures required under U.S. GAAP in annual consolidated financial statements, and should be read in conjunction with our audited consolidated annual financial statements for the year ended December 31, 2021, which are included in our annual report on Form 20-F for the fiscal year ended December 31, 2021, filed with the Securities and Exchange Commission on April 28, 2022 (the “2021 Annual Report”).
Use of estimates
The preparation of financial statements in accordance with U.S. GAAP requires that management make estimates and assumptions affecting the reported amounts of assets and liabilities and disclosure of material contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

In assessing the recoverability of our vessels’ carrying amounts, we make assumptions regarding estimated future cash flows, estimates in respect of residual value, charter rates, ship operating expenses and drydocking requirements.
In relation to the oil derivative instruments (note 20), the fair value was determined using the estimated discounted cash flows of the additional payments due to us as a result of oil prices moving above a contractual oil price floor over the term of the Hilli's Liquefaction Tolling Agreement (“LTA”). The fair value of the gas derivative was determined using the estimated discounted cash flows of the additional payments due to us as a result of forecasted natural gas prices and forecasted Euro/USD exchange rates. Significant inputs used in the valuation of the oil and gas derivative instruments include management’s estimate of the likelihood the Customer would exercise the option to increase the capacity of Hilli by 0.2 million tons of LNG per year from January 2023 through the end of the LTA in July 2026, an appropriate discount rate and the length of time necessary to blend the long-term and short-term oil and gas prices obtained from quoted prices in active markets. The changes in fair value of our oil and gas derivative instruments are recognized in each period within “Realized and unrealized gains on oil and gas derivative instruments” as part of the unaudited consolidated statement of operations (note 7).During the period ended June 30, 2022, as a result of the worldwide outbreak of the coronavirus (“COVID-19”) and its impact on our operations, we considered whether indicators of impairment existed that could indicate that the carrying amounts of the vessels may not be recoverable as of June 30, 2022 and concluded that, with the exception of the impairment discussed in note 4 and 11, no such events or changes in circumstances had occurred to warrant a change in the assumptions utilized in the December 31, 2021 impairment tests of our vessels. We will continue to monitor developments in the markets in which we operate for indications that the carrying value of our vessels are not recoverable.
Adoption of new accounting standards and Accounting pronouncements that have been issued but not adopted
Adoption of new accounting standards

In March 2020, the FASB issued ASU 2020-04 Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting and in January 2021 the FASB issued ASU 2021-01 Reference Rate Reform (Topic 848): Scope. These amendments provide temporary optional expedients and exception for applying U.S. GAAP to contracts, hedging relationships, and other transactions affected by reference rate reform if certain criteria are met. We currently do not believe the use of optional expedients in ASU 2020-04 and ASU 2021-01 will have a significant impact on our consolidated financial statements, however we will continue to evaluate this until December 31, 2022.

In August 2020, the FASB issued ASU 2020-06 Debt – Debt with Conversion and Other Options (Topic 470) and Derivatives and Hedging - Contracts in Entity’s Own Equity (Topic 815). The amendments simplify the issuer’s accounting for convertible instruments and its application of the equity classification guidance. The new guidance eliminates some of the existing models for assessing convertible instruments, which results in more instruments being recognized as a single unit of account on the balance sheet and expands disclosure requirements. The new guidance simplifies the assessment of contracts in an entity’s own equity and existing EPS guidance in ASC 260. We adopted this with effect from January 1, 2022. We adjusted the additional paid in capital as of January 1, 2022 in our unaudited consolidated statement of changes in equity as included herein.

In May 2021, the FASB issued ASU 2021-04 Earnings Per Share (Topic 260), Debt—Modifications and Extinguishments (Subtopic 470-50), Compensation—Stock Compensation (Topic 718), and Derivatives and Hedging —Contracts in Entity’s Own Equity (Subtopic 815-40). We adopted this with effect from January 1, 2022. The adoption of ASU 2021-04 had no impact on our consolidated financial statements.

In July 2021, the FASB issued ASU 2021-05 Leases (Topic 842) – Lessors – Certain Leases with Variable Lease Payments. We adopted this with effect from January 1, 2022. The adoption of ASU 2021-05 has no impact on our consolidated financial statements.
Accounting pronouncements that have been issued but not yet adopted

The following table provides a brief description of recent accounting standards that have been issued but not yet adopted:

Standard	Description	Date of Adoption	Effect on our Consolidated Financial Statements or Other Significant Matters
ASU 2021-08 Business Combinations (Topic 805) - Accounting for contract assets and contract liabilities from contracts with customers	Requires contract assets and contract liabilities (i.e., deferred revenue) acquired in a business combination to be recognized and measured by the acquirer on the acquisition date in accordance with ASC 606. Generally, this new guidance will result in the acquirer recognizing contract assets and contract liabilities at the same amounts recorded by the acquiree (rather than having such amounts recognized by the acquirer at fair value in acquisition accounting, as has been historical practice).
		January 1, 2023	No impact currently expected as a result of the adoption of this ASU.
ASU 2022-03 Fair Value Measurement (Topic 820) - Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions	This amendment is intended to reduce diversity in practice in the measurement of the fair value of equity securities subject to contractual sale restrictions. For entities that have investments in equity securities that are subject to contractual sale restrictions, the contractual restriction on the sale is not considered part of the unit of account of the equity security, is not considered when measuring fair value and additional disclosures are required. This amendment is required to be applied prospectively from date of adoption; early adoption is permitted.
		January 1, 2024	No impact currently expected as a result of the adoption of this ASU.